Properties and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 4,377	$ 3,734
Buildings and Improvements, Gross	16,044	16,078
computer equipment and software	284,173	273,132
Machinery and Equipment, Gross	153,368	137,006
furniture, fixtures and leasehold improvements	111,529	110,557
Property, Plant and Equipment, Gross	569,491	540,507
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(263,603)	(267,647)
Property, Plant and Equipment, Net	$ 305,888	$ 272,860